UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management LP

Address:  Royal Bank Plaza, South Tower
	  200 Bay Street, Suite 2700, PO Box 27
          Toronto, Ontario Canada
          M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kirstin McTaggart
Title: Chief Compliance Officer
Phone: 416-943-4065

Signature, Place, and Date of Signing:

 Kirstin McTaggart   Toronto, Ontario, Canada    August 10, 2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $1,123,707(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

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					FORM 13F INFORMATION TABLE

Name Of Issuer                 Title  Cusip  Value USD  Shares or ShPut/ InvestmeOtheVoting Authority
                               Class          (x$1000)    Prn Amt PrCall DiscretiMgrs   Sole   Shared     None


Advantage Oil & Gas Ltd.        Com  00765F10     3,590    453,200 sh       Sole      453,200
Agnico-Eagle Mines Limited      Com  00847410        13        200 sh       Sole          200
Alexco Resource Corp.           Com  01535P10    55,817  7,768,550 sh       Sole     7,768,550
Allied Nevada Gold Corp.        Com  01934410     3,914    111,000 sh       Sole      111,000
AuRico Gold Inc.                Com  05155C10       324     29,482 sh       Sole       29,482
Aurizon Mines Ltd.              Com  05155P10       395     70,600 sh       Sole       70,600
Banro Corp.                     Com  06680010     7,066  1,862,000 sh       Sole     1,862,000
Barrick Gold Corp.              Com  06790110    42,677    940,000 sh       Sole      940,000
Brigham Exploration Company     Com  10917810     1,497     50,000 sh       Sole       50,000
Brigus Gold Corp.               Com  10949010    27,033 16,398,650 sh       Sole     16,398,650
Cameco Corp                     Com  13321L10        13        500 sh       Sole          500
Celestica Inc.                  Com  15101Q10     4,731    540,000 sh       Sole      540,000
China Security & Surveillance T Com  16942J10       795    150,000 sh       Sole      150,000
Claude Resources Inc            Com  18287310    14,634  7,712,750 sh       Sole     7,712,750
Cleveland Biolabs Inc.          Com  18586010       682    200,000 sh       Sole      200,000
Coeur d'Alene Mines Corporation Com  19210850     1,589     65,500 sh       Sole       65,500
Crosshair Exploration & Mining  Com  22763R40     1,452  2,000,000 sh       Sole     2,000,000
Destination Maternity Corp.     Com  25065D10     2,198    110,000 sh       Sole      110,000
Eldorado Gold Corporation       Com  28490210    19,503  1,321,888 sh       Sole     1,321,888
Endeavour Silver Corp.          Com  29258Y10     4,299    510,600 sh       Sole      510,600
Entropic Communications Inc.    Com  29384R10       356     40,000 sh       Sole       40,000
Evergreen Energy Inc.           Com  30024B20       537    300,000 sh       Sole      300,000
Exeter Resource Corporation     Com  30183510    17,044  4,099,500 sh       Sole     4,099,500
EXFO Inc                        Com  30204610       896    116,800 sh       Sole      116,800
Extorre Gold Mines Ltd          Com  30227B10    72,374  5,624,900 sh       Sole     5,624,900
Finish Line Inc.                Com  31792310     7,648    357,400 sh       Sole      357,400
First Majestic Silver Corp      Com  32076V10    63,774  3,447,900 sh       Sole     3,447,900
Flotek Industries Inc.          Com  34338910       281     33,000 sh       Sole       33,000
Foot Locker Inc.                Com  34484910       950     40,000 sh       Sole       40,000
Golden Minerals Company         Com  38111910    14,610    821,700 sh       Sole      821,700
Golden Star Resources Ltd       Com  38119T10     4,248  1,932,700 sh       Sole     1,932,700
Great Panther Silver Ltd        Com  39115V10       672    200,000 sh       Sole      200,000
Gulf Resources Inc.             Com  40251W30        78     25,000 sh       Sole       25,000
Hanger Orthopedic Group Inc.    Com  41043F20       245     10,000 sh       Sole       10,000
Hecla Mining Company            Com  42270410    13,274  1,726,100 sh       Sole     1,726,100
HudBay Minerals Inc.            Com  44362810     3,952    264,700 sh       Sole      264,700
IamGold Corporation             Com  45091310    28,326  1,506,100 sh       Sole     1,506,100
Illumina Inc                    Com  45232710     1,728     23,000 sh       Sole       23,000
Impax Laboratories Inc.         Com  45256B10     1,678     77,000 sh       Sole       77,000
Imperial Oil Limited            Com  45303840       116      2,500 sh       Sole        2,500
Imris Inc.                      Com  45322N10     1,161    170,000 sh       Sole      170,000
Integrated Silicon Solution Inc Com  45812P10       348     36,000 sh       Sole       36,000
InterDigital Inc.               Com  45867G10     9,302    227,700 sh       Sole      227,700
iPath S&P 500 VIX Short-Term Fu Com  06740C26     2,545    120,400 sh       Sole      120,400
Ishares Silver Trust            Com  46428Q10    32,243    952,800 sh       Sole      952,800
Jaguar Mining Inc.              Com  47009M10    12,113  2,539,800 sh       Sole     2,539,800
Johnson & Johnson               Com  47816010        27        400 sh       Sole          400
Keegan Resources Inc            Com  48727510     1,263    162,900 sh       Sole      162,900
Kimber Resources Inc.           Com  49435N10     9,223  5,630,198 sh       Sole     5,630,198
Kinross Gold Corporation        Com  49690240     6,261    396,521 sh       Sole      396,521
Kodiak Oil & Gas Corp.          Com  50015Q10     6,142  1,064,460 sh       Sole     1,064,460
LSB Industries Inc              Com  50216010     2,661     62,000 sh       Sole       62,000
Mag Silver Corp.                Com  55903Q10    26,708  2,672,179 sh       Sole     2,672,179
Magna International Inc.        Com  55922240     4,017     74,300 sh       Sole       74,300
Market Vectors Gold Miners ETF  Com  57060U10     2,129     39,000 sh       Sole       39,000
Market Vectors Junior Gold Mine Com  57060U58    16,137    468,000 sh       Sole      468,000
McDermott International Inc.    Com  58003710        10        500 sh       Sole          500
Midway Gold Corp                Com  59815310       390    200,000 sh       Sole      200,000
Minco Gold Corporation          Com  60254D10     1,100    721,780 sh       Sole      721,780
Minefinders Corporation Ltd.    Com  60290010     3,250    250,400 sh       Sole      250,400
Mines Management Inc.           Com  60343210       210     98,400 sh       Sole       98,400
Mosaic Co/The                   Com  61945C10        47        700 sh       Sole          700
Nevsun Resources Ltd            Com  64156L10       130     21,500 sh       Sole       21,500
New Gold Inc.                   Com  64453510    12,528  1,214,377 sh       Sole     1,214,377
Nexen Inc                       Com  65334H10     1,183     52,500 sh       Sole       52,500
Oasis Petroleum                 Com  67421510     1,153     38,860 sh       Sole       38,860
Oilsands Quest Inc.             Com  67804610     3,506 10,954,761 sh       Sole     10,954,761
Omnivision Technologies Inc.    Com  68212810     2,924     84,000 sh       Sole       84,000
OSI Systems Inc.                Com  67104410     1,548     36,000 sh       Sole       36,000
Pan American Silver Corp.       Com  69790010     1,914     61,800 sh       Sole       61,800
Pengrowth Energy Corp           Com  70706P10    10,432    828,138 sh       Sole      828,138
Penn West Petroleum Ltd         Com  70788710        58      2,500 sh       Sole        2,500
Petrohawk Energy Corporation    Com  71649510       101      4,100 sh       Sole        4,100
Platinum Group Metals Ltd.      Com  72765Q20       523    300,000 sh       Sole      300,000
Potash Corp of Sask Inc         Com  73755L10         6        100 sh       Sole          100
Progressive Waste Solutions Ltd Com  74339G10     1,538     61,800 sh       Sole       61,800
ProShares VIX Short-Term Future Com  74347W69       516     11,300 sh       Sole       11,300
Quest Rare Minerals Ltd         Com  74836T10       209     30,324 sh       Sole       30,324
Research In Motion Ltd.         Com  76097510     1,006     34,800 sh       Sole       34,800
Richmont Mines Inc.             Com  76547T10     2,134    300,000 sh       Sole      300,000
Schlumberger Ltd.               Com  80685710        17        200 sh       Sole          200
Silver Bull Resources Inc       Com  82745810     4,070  5,984,943 sh       Sole     5,984,943
Silver Standard Resources Inc   Com  82823L10       371     13,900 sh       Sole       13,900
Silver Wheaton Corp.            Com  82833610    34,305  1,039,500 sh       Sole     1,039,500
SMTC Corporaton                 Com  83268220       319    157,000 sh       Sole      157,000
Solitario Exploration & Royalty Com  8342EP10     7,238  2,585,740 sh       Sole     2,585,740
SPDR Gold Trust                 Com  78463V10     1,285      8,800 sh       Sole        8,800
Sprott Physical Gold Trust      Com  85207H10   146,031 11,190,139 sh       Sole     11,190,139
Sprott Physical Silver Trust    Com  85207K10   208,916 13,205,815 sh       Sole     13,205,815
Sprott Resource Lending Corp    Com  85207J10    15,637  8,977,654 sh       Sole     8,977,654
Suncor Energy Inc.              Com  86722410     6,331    161,540 sh       Sole      161,540
SunOpta Inc.                    Com  8676EP10         6        900 sh       Sole          900
Swisher Hygiene Inc             Com  87080810     2,918    520,300 sh       Sole      520,300
Synopsys, Inc.                  Com  87160710       257     10,000 sh       Sole       10,000
Talisman Energy Inc             Com  87425E10     4,907    238,900 sh       Sole      238,900
Tim Hortons Inc.                Com  88706M10     1,543     31,600 sh       Sole       31,600
Timberline Resources Corp       Com  88713310       323    424,670 sh       Sole      424,670
Travelzoo Inc.                  Com  89421Q10     1,810     28,000 sh       Sole       28,000
Triangle Petroleum Corp         Com  89600B20        64      9,930 sh       Sole        9,930
U.S. Energy Corp.               Com  91180510     6,465  1,514,098 sh       Sole     1,514,098
U.S. Gold Corp.                 Com  91202320     1,985    328,900 sh       Sole      328,900
Ur-Energy Inc                   Com  91688R10        64     40,000 sh       Sole       40,000
Wi-Lan Inc.                     Com  92897210    61,022  7,565,067 sh       Sole     7,565,067
Xinyuan Real Estate Company Ltd Com  98417P10       230    105,000 sh       Sole      105,000
Yamana Gold Inc.                Com  98462Y10    13,888  1,189,600 sh       Sole     1,189,600

              105                             1,123,707146,200,714                   146,200,714



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